Share Capital Issued - Additional Information (Detail) € / shares in Units, $ in Millions															1 Months Ended					12 Months Ended
	May 18, 2018 EUR (€)	May 18, 2018 USD ($)	Jun. 29, 2017	Dec. 08, 2016	May 05, 2014	Jul. 15, 2013 EUR (€) shares	Jun. 11, 2013 EUR (€)	May 31, 2013 EUR (€)	May 06, 2013	May 05, 2011 EUR (€)	Oct. 29, 2010 EUR (€) € / shares shares	Oct. 14, 2010 EUR (€) € / shares shares	Dec. 23, 2008 EUR (€) shares	Aug. 31, 2007 EUR (€) shares	Aug. 31, 2017 EUR (€) € / shares shares	Jun. 30, 2015 EUR (€) shares	Mar. 31, 2015 EUR (€) shares	Jan. 31, 2015 EUR (€) shares	Jun. 30, 2014 EUR (€) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014 EUR (€) shares	Jul. 05, 2013 EUR (€) € / shares shares	Jul. 24, 2007 EUR (€) shares
Disclosure of classes of share capital [line items]
Issued capital																				€ 41,553,000	€ 34,337,000
Number of ordinary shares | shares																				11,942,344
Common stock , par value | € / shares																				€ 3.48
Date of incorporation																				Jul. 24, 2007
Share capital																									€ 62,500
Proceeds from capital increase											€ 12,100,809
Warrants exercised | shares																					225,966	6,749	139,415
Increase in capital										€ 18,925,474									€ 25,000,000		€ 625,000
Convertible loans converted to shares, amount								€ 28,645,000
Increase in capital and issue premium by contribution in cash								7,000,000
Preferred shares conversion ratio							100.00%
Proceeds from issuing shares																				€ 43,011,000	€ 625,000
Cost related to capital increase						€ 2,800,000
Description of authorization invested in board of directors																				On June 11, 2013, the Extraordinary General Shareholders’ Meeting of Celyad SA authorized the Board of Directors to increase the share capital of the Company, in one or several times, and under certain conditions set forth in extenso in the articles of association. This authorization is valid for a period of five years starting on July 26, 2013 and until July 26, 2018. The Board of Directors may increase the share capital of the Company within the framework of the authorized capital for an amount of up to €21,413k.
Expected increase in capital							€ 21,413,000
Shares issued related to exercise of warrants | shares																					225,966	6,749	139,415
Warrants exercise periods			5 years	5 years	10 years				10 years		10 years									10 years	Over four different exercise periods	Over three different exercise periods	Over four different exercise periods
Issue Of Equity																					€ 10,620,000
Number of shares issued and outstanding | shares																				11,942,344
Oncyte LLC
Disclosure of classes of share capital [line items]
Shares issued | shares																		93,087
Increase in capital																		€ 3,452,000
Initial public offering [member]
Disclosure of classes of share capital [line items]
Issued capital																								€ 23,002,000
Common stock , par value | € / shares																								€ 16.65
Shares issued | shares																1,460,000								1,381,500
Increase in capital																€ 87,965,000
Proceeds from issuing shares						€ 26,452,000
Over allotment option [member]
Disclosure of classes of share capital [line items]
Shares issued | shares						207,225
Proceeds from issuing shares						€ 3,450,000
Share capital [member]
Disclosure of classes of share capital [line items]
Increase in capital																						€ 23,000	€ 488,000
Convertible loans converted to shares, amount								5,026,000
Issue Of Equity																					1,141,000
Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital																						€ 196,000	€ 500,000
Convertible loans converted to shares, amount								6,988,000
Issue Of Equity																					€ 9,479,000
Private placement [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																	713,380
Increase in capital																	€ 31,745,000
Other reserves [member]
Disclosure of classes of share capital [line items]
Convertible loans converted to shares, amount								€ 16,613,000
Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Nominal amount												€ 2,010,000
Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares authorized | shares													875,759
Round B Investors [member] | Convertible loan [member]
Disclosure of classes of share capital [line items]
Capital contribution													€ 2,387,049
Round B Investors [member] | Cash 1 [member]
Disclosure of classes of share capital [line items]
Capital contribution													4,849,624
Round B Investors [member] | Uncalled Cash [member]
Disclosure of classes of share capital [line items]
Capital contribution													€ 1,949,624
Celdara Medical [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares															€ 32.35
Shares issued | shares															328,275
Proceeds from issuing shares	€ 43,000,000
Description of share price calculation															Average market price
Issue Of Equity	€ 46,100,000	$ 54.4
Celdara Medical [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Increase in capital															€ 1,141,000
Celdara Medical [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital															€ 9,479,000
Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Contribution in kind of the upfront fee that was due upon execution of the Mayo Licence														€ 9,500,000
Medisun International Limited [member]
Disclosure of classes of share capital [line items]
Shares subscribed | shares																			568,180
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares issued | shares																									409,375
Class A shares [member] | Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares authorized | shares													671,107
Class A shares [member] | Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Shares issued | shares														261,732
Class B shares [member] | Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Shares issued | shares												57,095
Capital contribution												€ 2,018,879.20
Share conversion price per share | € / shares												€ 35.36
Class B shares [member] | Conversion of Loan C [member]
Disclosure of classes of share capital [line items]
Shares issued | shares											92,068
Capital contribution											€ 3,255,524.48
Share conversion price per share | € / shares											€ 35.36
Class B shares [member] | Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares issued | shares													204,652
Shares authorized | shares													204,652
Class B shares [member] | Existing investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares											€ 35.36
Shares issued | shares											73,793
Capital contribution											€ 2,609,320.48
Class B shares [member] | New Investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares											€ 44.20
Shares issued | shares											9,048
Capital contribution											€ 399,921.60
Class B shares [member] | Round C Investors [member]
Disclosure of classes of share capital [line items]
Shares issued | shares											12,300
Class B shares [member] | Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares												€ 44.20
Shares issued | shares												69,455
Contribution in kind												€ 3,069,911
Class B shares [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares																				€ 35.36
Shares issued | shares																				67,502
Class B shares [member] | Existing investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value | € / shares											€ 22.44
Shares issued | shares											21,000
Capital contribution											€ 471,240
Warrant A [member] | Round C Investors [member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares											12,300
Proceeds from exercise of warrants											€ 276,012
Warrants exercise price | € / shares											€ 22.44